Contingent liabilities and financial commitments - Summary of Individual Cases (Details)	12 Months Ended
	Dec. 31, 2023 Case	Dec. 31, 2023 CASE	Dec. 31, 2022 CASE
Engle Progeny cases
Disclosure Of Commitments And Contingencies [Line Items]
Total number of cases		305	665
Number of plaintiffs		380
Number of plaintiffs, loss contingency			838
Change in Number Increase/(decrease)		(360)
Change in Number Increase / (Decrease)		(458)
Individual smoking and health cases
Disclosure Of Commitments And Contingencies [Line Items]
Total number of cases	202	202	206
Change in Number Increase / (Decrease)		(4)
Broin I I Cases
Disclosure Of Commitments And Contingencies [Line Items]
Total number of cases		1,171	1,183
Change in Number Increase / (Decrease)		(12)
Filter cases
Disclosure Of Commitments And Contingencies [Line Items]
Total number of cases		35	46
Change in Number Increase / (Decrease)		(11)